Income tax and tax loss carryforwards, Results for the year (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Results for the year [Abstract]
Combined tax profit (losses)	$ 114,795	$ (4,742)	$ (28,688)
Tax losses amortization	$ 158,997	$ 115,461	$ 265,090
Enacted Income Tax Law rate	30.00%	30.00%	30.00%
Provision for income tax recognized in statement of profit or loss [Abstract]
Income tax	$ (8,674)	$ (4,452)	$ (3,172)
Deferred income tax	8,674	24,652	32,763
Total income tax benefit	0	20,200	29,591
Grupo TMM and Subsidiaries [Member]
Results for the year [Abstract]
Combined tax profit (losses)	(448,374)	(156,078)
Subsidiaries [Member]
Provision for income tax recognized in statement of profit or loss [Abstract]
Total income tax benefit	28,913	$ 14,840	$ 10,573
Other companies [Member]
Results for the year [Abstract]
Combined tax profit (losses)	325,436
Tax losses amortization	$ 323,944